ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Mar. 31, 2026
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Subsidiaries Information
As of March 31, 2026, the Company’s operating subsidiaries are as follows:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Waton Securities International Limited (“WSI”)	April 28, 1989	Hong Kong	100%	Broker services and software licensing and related support services
Waton Technology International Limited (“WTI”)	February 24, 2023	Hong Kong	100%	Software licensing and related support services
Waton Sponsor Limited	September 7, 2023	BVI	100%	Sponsor of a special purpose acquisition company
Love & Health Limited*	October 3, 2023	Cayman Islands	100%	Special Purpose Acquisition Company
Descart Limited	February 23, 2024	United States	100%	General holding

*	As of March 31, 2026, Love & Health Limited has not completed its initial public offering with Nasdaq.